Assets and liabilities held for sale	12 Months Ended
Sep. 30, 2023
Assets and liabilities held for sale
Assets and liabilities held for sale

Note 37. Assets and liabilities held for sale

Accounting policy

Assets and liabilities held for sale

Non-current assets or disposal groups are classified as held for sale if they will be recovered primarily through sale rather than through continuing use and a sale is considered highly probable. Non-current assets or disposal groups held for sale are measured at the lower of their existing carrying amount and fair value less costs to sell, except for liabilities and certain assets such as deferred tax assets, financial assets and contractual rights under insurance contracts, which are specifically exempt from this requirement and continue to be recognised at their existing carrying value.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of de-recognition.

Non-current assets are not depreciated or amortised while they are classified as held for sale. Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

The assets and liabilities of certain businesses were classified as held for sale. As these businesses do not constitute a major line of business for the Group, they have not been classified as discontinued operations.

Transactions completed during 2023

Advance Asset Management Limited and BT Superannuation funds

The sale of Advance Asset Management Limited to Mercer (Australia) completed on 31 March 2023. This sale resulted in a pre-tax gain on sale of $243 million ($256 million post-tax). On 1 April 2023, Westpac merged its BT personal and corporate superannuation funds with Mercer Super Trust by way of successor fund transfer. In 2023, an expense recovery of $53 million has been recognised in operating expenses. Both businesses were included in the Specialist Business segment.

Balance sheet presentation

Details of the assets and liabilities held for sale are as follows:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Assets held for sale
Other financial assets	-	20	-	-
Intangible assets	-	55	-	-
Total assets held for sale	-	75	-	-
Liabilities held for sale
Other financial liabilities	-	31	-	-
Provisions	-	1	-	-
Total liabilities held for sale	-	32	-	-